Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ (46,226)	$ 106,757
Provision for loan losses	96,206	31,094
Other real estate owned allowance for loss	(23,075)	63,403
Nonaccrual interest	(15,000)	(14,054)
Prepaid captive insurance premium	393,735	0
Post-retirement benefits	(96,624)	(92,050)
Deferred Income Tax Expense (Benefit), Total	307,153	95,150
Deferred tax assets
Allowance for loan losses	765,966	862,172
Other real estate owned allowance for loss	246,925	223,850
Write-down of equity securities	5,522	5,522
Nonaccrual interest	29,055	14,054
Post-retirement benefits	520,410	423,786
Unrealized loss on securities available for sale	182,588	66,522
Deferred Tax Assets, Net of Valuation Allowance, Total	1,750,466	1,595,906
Deferred tax liabilities
Prepaid captive insurance premium	393,735	0
Depreciation	329,575	375,801
Deferred Tax Liabilities, Total	723,310	375,801
Net deferred tax asset, Total	$ 1,027,156	$ 1,220,105